SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES
Year-end HKD:US$ exchange rate	$ 0.128776	$ 0.129023	$ 0.12898	$ 0.12840
Annual average HKD:US$ exchange rate	$ 0.128836	$ 0.128839	$ 0.12892	$ 0.12762